Filed pursuant to Rule 497(e)

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                        SUPPLEMENT DATED OCTOBER 30, 2001
                    TO THE PROSPECTUS DATED DECEMBER 28, 2000


The following supplements information on page 13 of the prospectus under the sub-heading "Pricing Your Shares":

PORTFOLIO BUSINESS DAYS. The Portfolios are open for business on days when the New York Stock Exchange (NYSE) is open for regular trading and the Federal Reserve Bank of New York (the "Fed") is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

  Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time).

                                                   Filed pursuant to Rule 497(e)

                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                        SUPPLEMENT DATED OCTOBER 30, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 28, 2000


The following supplements information on page 48 of the Statement of Additional Information under the heading "Share Price Calculation":

PORTFOLIO BUSINESS DAYS. The Portfolios are open for business on days when the New York Stock Exchange (NYSE) is open for regular trading and the Federal Reserve Bank of New York (the "Fed") is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.


  Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time).